Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.14	$ 0.14
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	53,788,799	53,219,226
Ordinary shares, shares outstanding	48,378,026	47,808,453
Treasury stock, shares	5,410,773	5,410,773